Shareholders' Equity (Narrative) (Details) (USD $)	1 Months Ended								12 Months Ended		1 Months Ended			12 Months Ended
	Nov. 30, 2007	Apr. 30, 2008 2004 Share Option Plan [Member]	Jan. 31, 2008 2004 Share Option Plan [Member]	Aug. 31, 2007 2004 Share Option Plan [Member]	May 31, 2006 2004 Share Option Plan [Member]	Dec. 31, 2005 2004 Share Option Plan [Member]	Aug. 31, 2005 2004 Share Option Plan [Member]	Feb. 28, 2005 2004 Share Option Plan [Member]	Dec. 31, 2012 2004 Share Option Plan [Member]	Oct. 31, 2004 2004 Share Option Plan [Member]	May 31, 2006 2004 Share Option Plan [Member] Minimum [Member]	May 31, 2006 2004 Share Option Plan [Member] Maximum [Member]	Dec. 31, 2012 February 2005 And August 2005 Grants [Member] 2004 Share Option Plan [Member]	Dec. 31, 2012 May 2006 Grant [Member] 2004 Share Option Plan [Member]	Dec. 31, 2012 August 2007 Grant [Member] 2004 Share Option Plan [Member]	Dec. 31, 2012 January 2008 Grant [Member] 2004 Share Option Plan [Member]	Dec. 31, 2012 April 2008 Grant [Member] 2004 Share Option Plan [Member]	Dec. 31, 2012 January 2008 And April 2008 Grants [Member] 2004 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Ordinary Shares authorized for issuance										240,000
Exercise price as a percentage of fair market value of Ordinary Shares									95.00%
Options term									10 years					5 years	5 years	5 years	5 years
Options granted, remaining exercise waiting period																		2 years
Options granted during the period		2,000	66,000	79,000	189,000		32,000	238,500
Options exercise price		$ 2.75	$ 2.75	$ 2.78			$ 2.00	$ 2.20			$ 1.75	$ 2.00
Options outstanding													18,905					2,000
Additional number of Ordinary shares authorized for issuance						250,000
Options vesting period																		3 years
Options vesting rate, year one																		33.00%
Number of shares transferred between plans	618,500
Options granted, semi-annual vesting rate																		16.50%
Options granted, period between vestings after year one																		6 months
Options available for grant									641,917